JPMorgan Global Bond Opportunities Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG MULTIVERSE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.42%	(1.87%)	1.50%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	4.11%	1.66%	3.75%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	6.73%	2.04%	3.81%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	8.35%	2.71%	4.41%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.09%	1.06%	2.66%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.90%	1.34%	2.61%